CONTINGENCIES (Details) - CAD ($) $ in Millions	12 Months Ended	45 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONTINGENCIES
Estimated reduction in earnings (before income taxes)	$ 30.0	$ 52.0